SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total revenue	$ 212,426	$ 199,299
Total long-lived assets	423,649		$ 437,743
Total operating income	15,961	18,515
Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue	136,767	133,190
Total long-lived assets	286,820		303,625
Total operating income	14,182	21,328
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue	75,659	66,109
Total long-lived assets	121,968		124,062
Total operating income	9,713	7,868
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	408,788		427,687
Total operating income	23,895	29,196
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	14,861		$ 10,056
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (7,934)	$ (10,681)